INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ASSET MANAGEMENT - 0.5%
7,394	LPL Financial Holdings, Inc.	$ 1,980,779

	BANKING - 0.6%
1,444	First Citizens BancShares, Inc., Class A	2,272,582
5,831	SVB Financial Group(a)	466
		2,273,048
	BIOTECH & PHARMA - 0.8%
12,038	Alnylam Pharmaceuticals, Inc.(a)	1,818,821
22,147	Incyte Corporation(a)	1,292,499
		3,111,320
	CHEMICALS - 0.7%
12,026	Albemarle Corporation	1,657,784
34,092	Mosaic Company (The)	1,062,307
		2,720,091
	COMMERCIAL SUPPORT SERVICES - 3.2%
9,430	Cintas Corporation	5,927,792
31,041	Republic Services, Inc.	5,699,128
		11,626,920
	CONSTRUCTION MATERIALS - 0.5%
4,873	Carlisle Companies, Inc.	1,705,550

	DATA CENTER REIT - 1.2%
30,491	Digital Realty Trust, Inc.	4,476,384

	DIVERSIFIED INDUSTRIALS - 0.6%
13,895	Dover Corporation	2,297,955

	ELECTRIC UTILITIES - 2.0%
25,198	Alliant Energy Corporation	1,203,205
38,594	Avangrid, Inc.	1,201,431
63,468	CenterPoint Energy, Inc.	1,745,370
21,121	Entergy Corporation	2,145,259
22,825	Evergy, Inc.	1,130,751
		7,426,016

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT - 2.5%
59,039	Amphenol Corporation, Class A	$ 6,449,420
17,406	Keysight Technologies, Inc.(a)	2,685,746
		9,135,166
	FOOD - 1.3%
47,891	Conagra Brands, Inc.	1,344,779
53,401	Hormel Foods Corporation	1,886,123
13,751	Lamb Weston Holdings, Inc.	1,405,490
		4,636,392
	GAS & WATER UTILITIES - 0.5%
14,686	Atmos Energy Corporation	1,658,196

	HEALTH CARE FACILITIES & SERVICES - 1.8%
17,962	IQVIA Holdings, Inc.(a)	4,439,488
5,773	Molina Healthcare, Inc.(a)	2,274,042
		6,713,530
	HEALTH CARE REIT - 0.5%
39,893	Ventas, Inc.	1,687,075

	INDUSTRIAL REIT - 3.3%
91,932	Prologis, Inc.	12,251,777

	INDUSTRIAL SUPPORT SERVICES - 1.7%
6,740	United Rentals, Inc.	4,672,640
3,860	Watsco, Inc.	1,521,303
		6,193,943
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
42,134	Interactive Brokers Group, Inc., Class A	4,580,808

	INSURANCE - 3.4%
22,074	Loews Corporation	1,658,420
57,189	Progressive Corporation (The)	10,840,747
		12,499,167
	MACHINERY - 6.8%
50,299	Caterpillar, Inc.	16,797,854

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MACHINERY - 6.8% (Continued)
5,491	Nordson Corporation	$ 1,458,684
12,729	Parker-Hannifin Corporation	6,815,743
		25,072,281
	MEDICAL EQUIPMENT & DEVICES - 11.4%
18,327	Exact Sciences Corporation(a)	1,054,352
8,151	IDEXX Laboratories, Inc.(a)	4,688,700
34,089	Intuitive Surgical, Inc.(a)	13,144,719
2,147	Mettler-Toledo International, Inc.(a)	2,677,781
14,886	ResMed, Inc.	2,585,996
36,972	Stryker Corporation	12,905,817
5,905	Waters Corporation(a)	1,992,465
7,465	West Pharmaceutical Services, Inc.	2,675,157
		41,724,987
	METALS & MINING - 2.5%
140,955	Freeport-McMoRan, Inc.	5,329,508
115,879	Newmont Corporation	3,621,219
		8,950,727
	MULTI ASSET CLASS REIT - 0.3%
21,678	WP Carey, Inc.	1,221,122

	OFFICE REIT - 0.6%
17,737	Alexandria Real Estate Equities, Inc.	2,212,336
14	NET Lease Office Properties	341
		2,212,677
	OIL & GAS PRODUCERS - 3.3%
65,168	Devon Energy Corporation	2,871,302
18,284	Diamondback Energy, Inc.	3,337,196
222,327	Kinder Morgan, Inc.	3,866,266
22,257	Targa Resources Corporation	2,186,528
		12,261,292
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
147,117	Schlumberger Ltd	7,110,165

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RENEWABLE ENERGY - 0.9%
13,739	Enphase Energy, Inc.(a)	$ 1,744,990
10,386	First Solar, Inc.(a)	1,598,302
		3,343,292
	RESIDENTIAL REIT - 2.3%
18,811	Equity LifeStyle Properties, Inc.	1,266,357
37,878	Equity Residential	2,280,634
61,702	Invitation Homes, Inc.	2,102,187
12,473	Sun Communities, Inc.	1,668,388
32,041	UDR, Inc.	1,137,456
		8,455,022
	RETAIL - DISCRETIONARY - 2.0%
12,134	Builders FirstSource, Inc.(a)	2,368,314
14,028	Genuine Parts Company	2,093,819
10,699	Tractor Supply Company	2,720,970
		7,183,103
	RETAIL REIT - 1.3%
33,065	Simon Property Group, Inc.	4,898,249

	SELF-STORAGE REIT - 0.8%
20,141	Extra Space Storage, Inc.	2,839,277

	SEMICONDUCTORS - 7.3%
14,717	Entegris, Inc.	1,977,376
13,382	KLA Corporation	9,130,539
13,928	Lattice Semiconductor Corporation(a)	1,067,024
54,141	Microchip Technology, Inc.	4,555,424
4,785	Monolithic Power Systems, Inc.	3,445,391
42,828	ON Semiconductor Corporation(a)	3,379,986
15,739	Skyworks Solutions, Inc.	1,651,336
14,807	Teradyne, Inc.	1,533,857
		26,740,933
	SOFTWARE - 12.8%
7,119	ANSYS, Inc.(a)	2,378,956
75,040	Fortinet, Inc.(a)	5,186,014

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 12.8% (Continued)
6,296	Manhattan Associates, Inc.(a)	$ 1,594,966
15,643	Okta, Inc.(a)	1,678,494
10,534	Roper Technologies, Inc.	5,738,186
20,286	ServiceNow, Inc.(a)	15,647,404
16,448	Synopsys, Inc.(a)	9,436,711
4,153	Tyler Technologies, Inc.(a)	1,815,442
16,510	Veeva Systems, Inc., Class A(a)	3,723,170
		47,199,343
	STEEL - 1.9%
25,085	Nucor Corporation	4,823,845
16,852	Steel Dynamics, Inc.	2,255,135
		7,078,980
	TECHNOLOGY HARDWARE - 5.2%
30,898	Arista Networks, Inc.(a)	8,575,432
13,138	Jabil, Inc.	1,893,054
21,129	NetApp, Inc.	1,883,016
6,151	Super Micro Computer, Inc.(a)	5,327,504
5,023	Zebra Technologies Corporation, Class A(a)	1,403,828
		19,082,834
	TECHNOLOGY SERVICES - 8.3%
40,718	CoStar Group, Inc.(a)	3,543,688
5,681	EPAM Systems, Inc.(a)	1,729,296
2,439	Fair Isaac Corporation(a)	3,097,310
58,856	Fidelity National Information Services, Inc.	4,072,247
7,098	FleetCor Technologies, Inc.(a)	1,982,258
7,684	Gartner, Inc.(a)	3,577,363
7,550	MSCI, Inc.	4,235,324
39,017	Paychex, Inc.	4,784,264
14,275	Verisk Analytics, Inc.	3,453,123
		30,474,873
	TRANSPORTATION & LOGISTICS - 1.9%
10,175	JB Hunt Transport Services, Inc.	2,099,204
10,855	Old Dominion Freight Line, Inc.	4,803,121
		6,902,325

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION EQUIPMENT - 1.6%
51,665	PACCAR, Inc.	$ 5,729,132

	WHOLESALE - DISCRETIONARY - 0.4%
26,654	LKQ Corporation	1,393,738

	TOTAL COMMON STOCKS (Cost $328,780,008)	366,848,469

	TOTAL INVESTMENTS - 99.8% (Cost $328,780,008)	$ 366,848,469
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	905,110
	NET ASSETS - 100.0%	$ 367,753,579

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.